ACCOUNTS PAYABLE AND ACCRUED LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2021
ACCOUNTS PAYABLE AND ACCRUED LIABILITIES
Accounts Payable And Accrued Liabilities
	December 31,
	2021	2020	2019
Trade accounts payable	$2,502,139	$1,717,977	$2,420,392
Accrued liabilities	-	41,186	-
	$2,502,139	$1,759,163	$2,420,392